Entity-Wide Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Entity-Wide Disclosure (Details) [Line Items]
Total net sales, percentage	10.00%
Property, plant and equipment, net	$ 197,552,000	$ 195,063,000
ISRAEL
Entity-Wide Disclosure (Details) [Line Items]
Property, plant and equipment, net	126.2	130,600,000
Right of use assets of lessees	$ 800,000	$ 1,000,000